Liabilities Collateralized by Pledges - Balance of Liabilities Collateralized by Pledges (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Mortgage for U.S. headquarters facility	$ 5,888	$ 17,862
Collateralized by Pledges [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Mortgage for U.S. headquarters facility	$ 5,888	$ 6,745